Fair Value Measurements (Reconciliation and Income Statement Classification of Gains and Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,247	$ 1,181	$ 1,218
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	183	273	252
Disposal (amortization based on loan payment and payoffs)	(129)	(195)	(552)
Change in fair value	(31)	(12)	263
Balance	1,270	1,247	1,181
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,247
Gains or losses, including realized and unrealized:
Balance	1,270	1,247
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,238	2,389	2,536
Gains or losses, including realized and unrealized:
Principal payments received	$ (2,238)	(151)	(145)
Change in fair value			(2)
Balance		$ 2,238	$ 2,389